Group Statements of Changes in Equity in Shareholders' Equity - USD ($) $ in Millions	Total	Share capital and share premium	Accumu- lated loss	Other reserves
Beginning balance (in shares) at Jun. 30, 2015		436,187,133
Beginning balance at Jun. 30, 2015	$ 2,200	$ 4,035	$ (597)	$ (1,238)
Exercise of employee share options (in shares)		1,077,346
Shares issued to the Tlhakanelo Employee Share Trust (in shares)		35,000
Share-based payments	22			22
Reversal of provision for odd lot repurchases	1	$ 1
Net profit (loss) for the year	66		66
Other comprehensive income (loss) for the year	$ (375)			(375)
Ending balance (in shares) at Jun. 30, 2016	437,299,000	437,299,479
Ending balance at Jun. 30, 2016	$ 1,914	$ 4,036	(531)	(1,591)
Exercise of employee share options (in shares)		2,657,720
Share-based payments	27			27
Net profit (loss) for the year	17		17
Other comprehensive income (loss) for the year	309			309
Dividends paid	$ (33)		(33)
Ending balance (in shares) at Jun. 30, 2017	439,957,000	439,957,199
Ending balance at Jun. 30, 2017	$ 2,234	$ 4,036	(547)	(1,255)
Exercise of employee share options (in shares)		5,239,502
Shares issued and fully paid (in shares)		55,055,050
Shares issued and fully paid	79	$ 79
Share-based payments	29			29
Net profit (loss) for the year	(321)		(321)
Other comprehensive income (loss) for the year	(175)			(175)
Reclassification from other reserves			1	(1)
Dividends paid	$ (11)		(11)
Ending balance (in shares) at Jun. 30, 2018	500,252,000	500,251,751
Ending balance at Jun. 30, 2018	$ 1,835	$ 4,115	$ (878)	$ (1,402)